Investment Portfolio - January 31, 2021

(unaudited)

EQUITY SERIES	SHARES	VALUE

COMMON STOCKS - 99.0%

Communication Services - 11.1%
Entertainment - 4.3%
Activision Blizzard, Inc.	10,485	$954,135
Electronic Arts, Inc.	7,120	1,019,584
The Walt Disney Co.*	5,280	887,938
		2,861,657
Interactive Media & Services - 5.0%
Alphabet, Inc. - Class A*	870	1,589,803
Alphabet, Inc. - Class C*	105	192,753
Facebook, Inc. - Class A*	6,205	1,602,937
		3,385,493
Media - 1.8%
Charter Communications, Inc. - Class A*	2,005	1,218,158
Total Communication Services		7,465,308
Consumer Discretionary - 11.0%
Hotels, Restaurants & Leisure - 0.5%
Hilton Worldwide Holdings, Inc.	3,135	317,858
Internet & Direct Marketing Retail - 5.0%
Amazon.com, Inc.*	540	1,731,348
Expedia Group, Inc.	13,295	1,649,909
		3,381,257
Multiline Retail - 3.3%
Dollar General Corp.	4,685	911,748
Dollar Tree, Inc.*	12,755	1,296,673
		2,208,421
Specialty Retail - 1.0%
AutoZone, Inc.*	625	698,981
Textiles, Apparel & Luxury Goods - 1.2%
NIKE, Inc. - Class B	6,040	806,884
Total Consumer Discretionary		7,413,401
Consumer Staples - 6.6%
Beverages - 4.0%
The Coca-Cola Co.	25,015	1,204,472
Constellation Brands, Inc. - Class A	2,610	550,528
PepsiCo, Inc.	6,670	910,922
		2,665,922
Food Products - 2.6%
Mondelez International, Inc. - Class A	31,680	1,756,339
Total Consumer Staples		4,422,261
Energy - 9.2%
Oil, Gas & Consumable Fuels - 9.2%
Cabot Oil & Gas Corp.	74,120	1,358,620
ConocoPhillips	35,772	1,431,953
EOG Resources, Inc.	20,485	1,043,916
EQT Corp.	48,050	783,695
Exxon Mobil Corp.	17,605	789,408
	SHARES	VALUE

COMMON STOCKS (continued)

Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Pioneer Natural Resources Co.	6,165	$745,348
Total Energy		6,152,940
Financials - 13.1%
Banks - 1.8%
East West Bancorp, Inc.	19,750	1,183,815
Capital Markets - 7.9%
BlackRock, Inc.	1,625	1,139,547
Cboe Global Markets, Inc.	7,155	656,328
CME Group, Inc.	3,770	685,160
Intercontinental Exchange, Inc.	12,180	1,344,063
Moody’s Corp.	2,545	677,632
S&P Global, Inc.	2,605	825,785
		5,328,515
Consumer Finance - 1.1%
American Express Co.	6,510	756,853
Diversified Financial Services - 1.4%
Berkshire Hathaway, Inc. - Class B*	4,125	939,964
Insurance - 0.9%
W. R. Berkley Corp.	9,775	607,418
Total Financials		8,816,565
Health Care - 14.1%
Biotechnology - 3.3%
BioMarin Pharmaceutical, Inc.*	8,590	711,080
Incyte Corp.*	3,935	353,166
Seagen, Inc.*	2,835	465,706
Vertex Pharmaceuticals, Inc.*	2,960	678,077
		2,208,029
Health Care Equipment & Supplies - 3.5%
Boston Scientific Corp.*	14,735	522,209
Heska Corp.*	2,685	449,362
IDEXX Laboratories, Inc.*	1,505	720,413
Intuitive Surgical, Inc.*	455	340,176
West Pharmaceutical Services, Inc..	1,145	342,916
		2,375,076
Health Care Providers & Services - 3.2%
Humana, Inc.	2,620	1,003,748
UnitedHealth Group, Inc.	3,410	1,137,508
		2,141,256
Life Sciences Tools & Services - 1.4%
Thermo Fisher Scientific, Inc.	1,805	920,008
Pharmaceuticals - 2.7%
Johnson & Johnson	9,140	1,491,008
Zoetis, Inc.	2,160	333,180
		1,824,188
Total HealthCare		9,468,557

Investment Portfolio - January 31, 2021

(unaudited)

EQUITY SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Industrials - 3.0%
Commercial Services & Supplies - 0.8%
Copart, Inc.*	4,725	$518,569
Professional Services - 1.0%
Insperity, Inc.	8,635	677,761
Road & Rail - 1.2%
Norfolk Southern Corp.	3,570	844,733
Total Industrials		2,041,063
Information Technology - 21.0%
Electronic Equipment, Instruments & Components - 1.4%
CDW Corp.	7,390	972,967
IT Services - 9.0%
Mastercard, Inc. - Class A	6,055	1,915,136
PayPal Holdings, Inc.*	8,030	1,881,509
Square, Inc. - Class A*	1,725	372,531
Verra Mobility Corp.*	38,005	486,464
Visa, Inc. - Class A	7,080	1,368,210
		6,023,850
Semiconductors & Semiconductor Equipment - 3.0%
Micron Technology, Inc.*	18,337	1,435,237
NVIDIA Corp..	1,140	592,333
		2,027,570
Software - 7.6%
Anaplan, Inc.*	4,824	321,761
Box, Inc. - Class A*	17,955	311,340
Microsoft Corp.	11,230	2,604,911
	SHARES	VALUE

COMMON STOCKS (continued)

Information Technology (continued)
Software (continued)
ServiceNow, Inc.*	3,440	$1,868,470
		5,106,482
Total Information Technology		14,130,869
Materials - 5.0%
Chemicals - 1.9%
FMC Corp.	12,041	1,303,920
Construction Materials - 1.6%
Martin Marietta Materials, Inc.	1,435	412,433
Vulcan Materials Co..	4,370	651,742
		1,064,175
Containers & Packaging - 1.5%
Graphic Packaging Holding Co.	63,245	990,417
Total Materials		3,358,512
Real Estate - 4.9%
Equity Real Estate Investment Trusts (REITS) - 4.9%
American Homes 4 Rent - Class A	11,480	347,040
American Tower Corp.	3,910	888,978
Equinix, Inc.	980	725,161
Invitation Homes, Inc.	11,894	350,635
SBA Communications Corp.	3,695	992,736
Total Real Estate		3,304,550
TOTAL COMMON STOCKS
(Identified Cost $45,062,012)		66,574,026

SHORT-TERM INVESTMENT - 0.9%

Dreyfus Government Cash Management, Institutional Shares, 0.03%[1]
(Identified Cost $588,650)	588,650	588,650

TOTAL INVESTMENTS - 99.9%		67,162,676
(Identified Cost $45,650,662)
OTHER ASSETS, LESS LIABILITIES - 0.1%		35,046
NET ASSETS - 100%		$67,197,722

*Non-income producing security.

1Rate shown is the current yield as of January 31, 2021.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes

Investment Portfolio - January 31, 2021

(unaudited)

significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2021 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Communication Services	$7,465,308	$7,465,308	$—	$—
Consumer Discretionary	7,413,401	7,413,401	—	—
Consumer Staples	4,422,261	4,422,261	—	—
Energy	6,152,940	6,152,940	—	—
Financials	8,816,565	8,816,565	—	—
Health Care	9,468,557	9,468,557	—	—
Industrials	2,041,063	2,041,063	—	—
Information Technology	14,130,869	14,130,869	—	—
Materials	3,358,512	3,358,512	—	—
Real Estate	3,304,550	3,304,550	—	—
Short-Term Investment	588,650	588,650	—	—
Total assets	$67,162,676	$67,162,676	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2020 or January 31, 2021.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

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